AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Amortized Cost and Fair Value, by Contractual Maturity, of Available-for-Sale Fixed Maturity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Amortized Cost
Due in one year or less	$ 2,197
Due after one year through five years	21,714
Due after five years through ten years	11,566
Due after ten years	17,657
Total	53,134
Total	63,157	$ 53,651
Fair Value
Due in one year or less	2,202
Due after one year through five years	22,153
Due after five years through ten years	11,782
Due after ten years	17,831
Total	53,968
Total	64,209
Residential mortgage-backed securities
Amortized Cost
Securities	1,154
Total	1,154	1,288
Fair Value
Securities	1,204
Commercial mortgage-backed securities
Amortized Cost
Securities	3,649
Total	3,649	3,259
Fair Value
Securities	3,738
Collateralized debt securities
Amortized Cost
Securities	5,220
Total	5,220	$ 6,020
Fair Value
Securities	$ 5,299